Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2013
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Six months ended June 30,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$191,259	$155,263
Cash paid for income taxes (1)	$225,740	$229,128
Cash inflow for income taxes from stock option exercises	$3,933	$3,277

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(130,864)	$(2,337,691)
Liabilities assumed	17,173	226,377
Noncontrolling interest subject to put provisions	15,320	87,201
Noncontrolling interest	5,570	95,418
Obligations assumed in connection with acquisition	11,683	15,102
Cash paid	(81,118)	(1,913,593)
Less cash acquired	5,139	170,301
Net cash paid for acquisitions	(75,979)	(1,743,292)
Cash paid for investments	(22,894)	(390)
Cash paid for intangible assets	(2,936)	(4,497)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(101,809)	$(1,748,179)

(1) Net of tax refund.